Cover	Dec. 17, 2025
Document Type	8-K/A
Amendment Flag	true
Amendment Description	The foregoing descriptions of the Exchange Agreement, the Forbearance Agreement and the Subsequent Exchange Agreements are not complete and are qualified in their entirety by reference to the full text of the Exchange Agreement and the Forbearance Agreement, copies of which are incorporated by reference herein or filed herewith as Exhibits 10.1 and 10.2, respectively, and the form of Subsequent Exchange Agreement, filed herewith as Exhibit 10.3 to this Current Report on Form 8-K/A, each of which is incorporated herein by reference. The Company has entered into multiple Subsequent Exchange Agreements on substantially similar terms, which do not differ materially from the form filed herewith. This Current Report on Form 8-K/A shall not constitute an offer to sell or the solicitation of an offer to buy the securities discussed herein, nor shall there be any sale of such securities in any state or jurisdiction in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state or jurisdiction.
Document Period End Date	Dec. 17, 2025
Entity File Number	001-39826
Entity Registrant Name	Banzai International, Inc.
Entity Central Index Key	0001826011
Entity Tax Identification Number	85-3118980
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	435 Eriksen Ave
Entity Address, Address Line Two	Suite 250
Entity Address, City or Town	Bainbridge Island
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98110
City Area Code	(206)
Local Phone Number	414-1777
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	BNZI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Warrant [Member]
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $5,750
Trading Symbol	BNZIW
Security Exchange Name	NASDAQ